Note 10 - Income Taxes (Details) - The Provision (Credit) for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
The Provision (Credit) for Income Taxes [Abstract]
Taxes currently payable	$ 560,468	$ 647,036	$ (292,122)
Deferred income taxes	657,573	983,526	160,784
	$ 1,227,029	$ 1,630,562	$ (131,338)